2010 Acquisition	12 Months Ended
Mar. 31, 2013
Business Combinations [Abstract]
2010 Acquisition

2. 2010 Acquisition

On April 21, 2010, the Company acquired 100% of the issued and outstanding shares of Next Holdings Limited (“NextWindow”), a privately held New Zealand company, for $82,000 in cash.

The acquisition was accounted for using the acquisition method whereby identifiable assets acquired and liabilities assumed, other than the deferred income tax liability, were measured at their fair values as of the date of acquisition. The excess of the acquisition price over the recognized amounts was recorded as goodwill on acquisition. Recognized amounts were determined based on information available at the date of acquisition. The Company has included the operating results of NextWindow in the consolidated financial statements from the date of acquisition. Revenue and net loss from NextWindow reported in the Company’s results for the year ended March 31, 2011 amounted to $24,674 and $17,122, respectively. The net loss for the year ended March 31, 2011 included amortization of intangible assets of $8,903 resulting from the acquisition.

The following table summarizes the assets acquired and liabilities assumed.

Assets purchased
Current assets	$12,513
Property and equipment	2,177
Intangible assets (note 9)	50,061
Goodwill—with no tax base (note 8)	34,173

$98,924

Liabilities assumed
Current liabilities	$9,868
Deferred income tax liability	15,030

$24,898

Net non-cash assets acquired	$74,026
Cash acquired	7,974

Consideration paid—cash	$82,000

The Company expensed $1,143 of acquisition-related costs included in selling, marketing and administration in the year ended March 31, 2011.

During fiscal 2013 it was determined that the full carrying value of the goodwill associated with the acquisition was impaired and the Company recorded a goodwill impairment charge of $34,173 (note 8).

The weighted-average amortization period of the total intangible assets related to the business acquisition was approximately 5.6 years at the date of acquisition.